Taxes - Components of the deferred tax (Details) $ in Thousands	12 Months Ended
Oct. 31, 2025 CAD ($)
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	$ (284)
Acquired business combination	(7,051)
Recognized in earnings	290
OCI	(55)
Deferred income tax asset (liability) end of year	(7,100)
Capital assets
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	8,322
Acquired business combination	0
Recognized in earnings	(2,442)
OCI	(7)
Deferred income tax asset (liability) end of year	5,873
Goodwill
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	765
Acquired business combination	0
Recognized in earnings	325
OCI	(47)
Deferred income tax asset (liability) end of year	1,043
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	(4,261)
Acquired business combination	(10,042)
Recognized in earnings	3,629
OCI	10
Deferred income tax asset (liability) end of year	(10,664)
Right-of-use assets/liabilities
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	852
Acquired business combination	0
Recognized in earnings	(385)
OCI	(11)
Deferred income tax asset (liability) end of year	456
Inventory
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	0
Acquired business combination	2,991
Recognized in earnings	70
OCI	0
Deferred income tax asset (liability) end of year	3,061
Derivative liability
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	0
Acquired business combination	0
Recognized in earnings	1,144
OCI	0
Deferred income tax asset (liability) end of year	1,144
Excessive interest and financing expenses limitation
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	1,080
Acquired business combination	0
Recognized in earnings	(123)
OCI	0
Deferred income tax asset (liability) end of year	957
Other
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	1,026
Acquired business combination	0
Recognized in earnings	(1,009)
OCI	0
Deferred income tax asset (liability) end of year	17
Non-capital loss carry-forward
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	23,269
Acquired business combination	0
Recognized in earnings	(1,382)
OCI	0
Deferred income tax asset (liability) end of year	21,887
Tax benefits not recognized
Changes in deferred tax liability (asset) [abstract]
Deferred income tax asset (liability) beginning of year	(31,337)
Acquired business combination	0
Recognized in earnings	463
OCI	0
Deferred income tax asset (liability) end of year	$ (30,874)